24. SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
SEGMENT INFORMATION
24.	SEGMENT INFORMATION

The operating segments are reported consistently with the management reports provided to the main strategic and operational decision makers for assessing the performance of each segment and allocation of resources. The operating segments information is prepared considering three reportable segments, being: Brazil, International and Other Segments.

The operating segments include the sales of all distribution channels and are subdivided according to the nature of the products, for which the characteristics are described below:

»	Poultry: production and sale of whole poultry and in-natura cuts.
»	Pork and others: production and sale of in-natura cuts.
»	Processed: production and sale of processed food, frozen and processed products derived from poultry, pork and beef, margarine, vegetables and soybean-based products.
»	Other sales: sale of flour for food service and others.

Other segments are comprised of commercialization and development of animal nutrition ingredients, human nutrition, plant nutrition (fertilizers) and health care (health and wellness), as well as commercialization of agricultural products.

The items not allocated to the segments are presented as Corporate and refer to relevant events not attributable to the operating segments.

The net sales for each reportable operating segment is set forth below:

Net sales	12.31.20	12.31.19	12.31.18
Brazil
In-natura	5,014,250	4,635,597	3,998,483
Poultry	3,738,560	3,692,377	3,198,356
Pork and other	1,275,690	943,220	800,127
Processed	15,944,162	12,808,408	12,274,681
Other sales	26,707	45,474	19,372
	20,985,119	17,489,479	16,292,536

International
In-natura	14,570,620	12,605,846	10,905,155
Poultry	12,246,499	11,262,954	10,021,923
Pork and other	2,324,121	1,342,892	883,232
Processed	2,366,204	2,119,918	1,850,614
Other sales	303,370	173,630	312,902
	17,240,194	14,899,394	13,068,671

Other segments	1,244,387	1,058,107	827,214
	39,469,700	33,446,980	30,188,421

The income (loss) before financial results for each segment and for Corporate is set forth below:

	12.31.20	12.31.19	12.31.18
Brazil	2,081,150	1,818,813	590,416
International	1,100,212	1,275,285	23,778
Other segments	197,233	109,138	89,311
Sub total	3,378,595	3,203,236	703,505
Corporate	(327,366)	(454,899)	(909,839)
	3,051,229	2,748,337	(206,334)

The composition of the main effects not allocated to the operating segments and presented as Corporate is set forth below:

Corporate	12.31.20	12.31.19	12.31.18
Investigations involving the Company (note 1.2)	(28,004)	(79,208)	(492,795)
Agreement - Class Action (note 1.3)	-	(204,436)	-
Tax and civil contingencies	(109,088)	(63,228)	(2,530)
Expenses COVID-19 (1)	(81,562)	-	-
Results with disposal of businesses	(29,471)	3,234	(56,950)
Results with sale and disposal of fixed assets	(28,178)	(14,642)	28,485
Expenses with demobilization	(16,494)	(39,281)	(36,543)
Effects of the truck drivers' strike	-	-	(85,057)
Impairment of investments	(62,006)	(21,751)	(56,497)
Restructuring plan	(58)	(14,460)	(206,095)
Other (2)	27,495	(21,127)	(1,857)
	(327,366)	(454,899)	(909,839)

(1)	Mainly comprised of donations in Brazil, consultants and expenses with health and safety, which are not associated with the business segments.
(2)	For the year ended on December 31, 2019, it includes the expense of R$19,045 in favor of the Municipality of Lucas do Rio Verde, arising from the housing incentive program for employees.

No customer individually or in aggregate (economic group) accounted for more than 5% of net sales for the year ended on December 31, 2020, 2019 and 2018.

The goodwill arising from business combinations and the intangible assets with indefinite useful life (trademarks) were allocated to the reportable operating segments, considering the economic benefits generated by such intangible assets. The allocation of these intangible assets is presented below:

	Goodwill		Trademarks		Total
	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19
Brazil	1,151,498	1,151,498	982,478	982,478	2,133,976	2,133,976
International	1,784,079	1,562,104	345,260	339,784	2,129,339	1,901,888
	2,935,577	2,713,602	1,327,738	1,322,262	4,263,315	4,035,864

Information related to total assets by reportable segment is not disclosed, as it is not included in the set of information made available to the Company’s management, which makes investment decisions and determine allocation of resources based on information about the consolidated assets.